Nationwide Variable Insurance Trust

Prospectus  April 30, 2014 (as revised September 17, 2014)

Fund and Class
NVIT CardinalSM Managed Growth Fund Class I
NVIT CardinalSM Managed Growth Fund Class II
NVIT CardinalSM Managed Growth & Income Fund Class I
NVIT CardinalSM Managed Growth & Income Fund Class II
NVIT Investor Destinations Managed Growth Fund Class I
NVIT Investor Destinations Managed Growth Fund Class II
NVIT Investor Destinations Managed Growth & Income Fund Class I
NVIT Investor Destinations Managed Growth & Income Fund Class II

The Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.

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TABLE OF CONTENTS

2	Fund Summaries
NVIT CardinalSM Managed Growth Fund
NVIT CardinalSM Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund

22	How the Funds Invest
Principal Investment Strategies
Core Sleeves
Volatility Overlays
NVIT CardinalSM Managed Growth Fund and NVIT Investor Destinations Managed Growth Fund
NVIT CardinalSM Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth & Income Fund
About Asset Classes
The Underlying Funds
Target Allocations

27	Risks of Investing in the Funds

32	Fund Management

34	Investing with Nationwide Funds
Who Can Buy Shares of the Managed Series Funds
Purchase Price
Fair Value Pricing
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution and Services Plans
Revenue Sharing
Additional Information about Fees and Expenses

38	Distributions and Taxes

39	Financial Highlights

43	Appendix
Additional Information about the Underlying Funds

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH FUND

Objective

Consistent with preservation of capital, the NVIT CardinalSM Managed Growth Fund (“Cardinal Managed Growth Fund” or the “Fund”) seeks growth primarily and investment income secondarily.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class I Shares	Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.22%	0.22%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.25%	0.25%
Acquired Fund Fees and Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses	1.06%	1.31%
Fee Waiver/Expense Reimbursement[1,2]	(0.25)%	(0.30)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%	1.01%

1	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.07% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) for all classes until at least April 30, 2015. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

2	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.05% of the Distribution and/or Service (12b-1) Fee for Class II shares until April 30, 2015.

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$83	$312	$560	$1,272
Class II shares	103	386	689	1,553

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s inception on May 1, 2013 through the fiscal year ended December 31, 2013, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund consists of two main components. First, a majority of its portfolio (approximately 95% as of the date of this Prospectus), referred to herein as the “Core Sleeve,” operates as a “fund of funds” that invests in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The remainder of the Fund (approximately 5% as of the date of this Prospectus), referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) or is held in cash. In an attempt to control the volatility of the Fund’s portfolio, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer traditional long-term asset allocation blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility. The Volatility Overlay may not be successful in reducing volatility, and it is possible that the Volatility Overlay may result in losses greater than if the Fund did not implement the Volatility Overlay.

The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

The Fund’s Core Sleeve seeks growth primarily and investment income secondarily by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed and asset-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Core Sleeve allocates approximately 60% of its net assets to equity securities (including international stocks and smaller company stocks) and approximately 40% of its net assets to bonds.

Although the amount of the Fund’s assets allocated to the Core Sleeve is approximately 95% as of the date of this Prospectus, this amount may fluctuate within a general range of 90% – 100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0% – 10% in inverse correlation with the Core Sleeve, although this amount is approximately 5% as of the date of this Prospectus. The investment adviser generally sells shares of Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.

The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. A short sale strategy involves the sale by the Fund of securities it does not own with the expectation of purchasing the same securities at a later date at a lower price. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve allocates approximately 60% of its assets to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0% to 80%, depending on market conditions.

Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investment in the Underlying Funds. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH FUND (cont.)

Although the Fund seeks to provide diversification across major asset classes, the Fund is non-diversified as to issuers. This means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Volatility Overlay risk – there are certain risks associated with the Volatility Overlay. These risks include that: (1) the Volatility Overlay may not be successful in reducing volatility, and may result in losses; (2) the Volatility Overlay’s managed volatility strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar volatility reduction strategy, and its use of derivatives will increase the Fund’s expenses; (3) the Fund’s use of leverage in order to maximize stock market gains could result in sudden or magnified losses in value. It therefore is possible that the Volatility Overlay could result in losses that are greater than if the Fund did not include the Volatility Overlay; and (4) if the Volatility Overlay does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.

Management risk – the methods and analyses employed by the Fund’s investment adviser or subadviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results and, as a result, the Fund could lose value or underperform.

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund or Underlying Fund may be required to invest the proceeds in securities with lower yields.

Cash position risk – the Fund or Underlying Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Leverage risk – leverage risk is a direct risk of investing in the Fund. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s or an Underlying Fund’s value or prevent the Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund or an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH FUND (cont.)

can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund or an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Mortgage- and asset-backed securities risk – mortgage- and asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk – futures contracts, which are derivatives, may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. When used for hedging purposes, changes in the values of futures contracts may not match or fully offset changes in the values of the hedged portfolio securities, thereby failing to achieve the original purpose for using the futures. Futures contracts also may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Short position risk – the Fund will incur a loss from a short position if the value of the stock index to which a futures contract relates increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a Fund’s losses. A Fund that engages in a short futures position may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (“NFA”)

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Core Sleeve
Thomas R. Hickey Jr.	Head of Asset Strategies, NFA	Since 2013
Benjamin A. Richer	Director, Asset Strategies, NFA	Since 2014
Volatility Overlay
Frederick N. Gwin	Senior Investment Professional, NWAM	Since 2014
Chad W. Finefrock	Senior Investment Professional, NWAM	Since 2014

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH FUND (cont.)

broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH & INCOME FUND

Objective

The NVIT CardinalSM Managed Growth & Income Fund (“Cardinal Managed Growth & Income Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class I Shares	Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.22%	0.22%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.31%	0.31%
Acquired Fund Fees and Expenses	0.56%	0.56%
Total Annual Fund Operating Expenses	1.09%	1.34%
Fee Waiver/Expense Reimbursement[1,2]	(0.28)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.81%	1.01%

1	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.10% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) for all classes until at least April 30, 2015. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

2	The Trust and Nationwide Fund Distributors LLC have entered into a written contract waiving 0.05% of the Distribution and/or Service (12b-1) Fee for Class II shares until April 30, 2015.

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH & INCOME FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$83	$319	$574	$1,304
Class II shares	103	392	703	1,584

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s inception on May 1, 2013 through the fiscal year ended December 31, 2013, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund consists of two main components. First, a majority of its portfolio (approximately 95% as of the date of this Prospectus), referred to herein as the “Core Sleeve,” operates as a “fund of funds” that invests in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The remainder of the Fund (approximately 5% as of the date of this Prospectus), referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) or is held in cash. In an attempt to control the volatility of the Fund’s portfolio, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer traditional long-term asset allocation blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility. The Volatility Overlay may not be successful in reducing volatility, and it is possible that the Volatility Overlay may result in losses greater than if the Fund did not implement the Volatility Overlay.

The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

The Fund’s Core Sleeve seeks a high level of total return through investments in both equity and fixed-income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies that the investment adviser believes offer opportunities for capital growth, and fixed-income securities (including mortgage-backed and asset-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Core Sleeve allocates approximately 50% of its net assets to equity securities (including international stocks and smaller company stocks) and approximately 50% of its net assets to bonds.

Although the amount of the Fund’s assets allocated to the Core Sleeve is approximately 95% as of the date of this Prospectus, this amount may fluctuate within a general range of 90% – 100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0% – 10% in inverse correlation with the Core Sleeve, although this amount is approximately 5% as of the date of this Prospectus. The investment adviser generally sells shares of Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.

The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. A short sale strategy involves the sale by the Fund of securities it does not own with the expectation of purchasing the same securities at a later date at a lower price. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve allocates approximately 50% of its assets to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0% to 65%, depending on market conditions.

Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investment in the Underlying Funds. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH & INCOME FUND (cont.)

Although the Fund seeks to provide diversification across major asset classes, the Fund is non-diversified as to issuers. This means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Volatility Overlay risk – there are certain risks associated with the Volatility Overlay. These risks include that: (1) the Volatility Overlay may not be successful in reducing volatility, and may result in losses; (2) the Volatility Overlay’s managed volatility strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar volatility reduction strategy, and its use of derivatives will increase the Fund’s expenses; (3) the Fund’s use of leverage in order to maximize stock market gains could result in sudden or magnified losses in value. It therefore is possible that the Volatility Overlay could result in losses that are greater than if the Fund did not include the Volatility Overlay; and (4) if the Volatility Overlay does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.

Management risk – the methods and analyses employed by the Fund’s investment adviser or subadviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results and, as a result, the Fund could lose value or underperform.

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund or Underlying Fund may be required to invest the proceeds in securities with lower yields.

Cash position risk – the Fund or Underlying Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Leverage risk – leverage risk is a direct risk of investing in the Fund. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s or Underlying Fund’s value or prevent the Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund or an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH & INCOME FUND (cont.)

can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund or an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Mortgage- and asset-backed securities risk – mortgage- and asset-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage- backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk – futures contracts, which are derivatives, may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. When used for hedging purposes, changes in the values of futures contracts may not match or fully offset changes in the values of the hedged portfolio securities, thereby failing to achieve the original purpose for using the futures. Futures contracts also may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Short position risk – the Fund will incur a loss from a short position if the value of the stock index to which a futures contract relates increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a Fund’s losses. A Fund that engages in a short futures position may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (“NFA”)

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Core Sleeve
Thomas R. Hickey Jr.	Head of Asset Strategies, NFA	Since 2013
Benjamin A. Richer	Director, Asset Strategies, NFA	Since 2014
Volatility Overlay
Frederick N. Gwin	Senior Investment Professional, NWAM	Since 2014
Chad W. Finefrock	Senior Investment Professional, NWAM	Since 2014

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or

FUND SUMMARY: NVIT CARDINALSM MANAGED GROWTH & INCOME FUND (cont.)

their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH FUND

Objective

Consistent with preservation of capital, the NVIT Investor Destinations Managed Growth Fund (“Investor Destinations Managed Growth Fund” or the “Fund”) seeks growth primarily and investment income secondarily.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class I Shares	Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.27%	0.27%
Total Annual Fund Operating Expenses	0.71%	0.96%
Fee Waiver/Expense Reimbursement[1]	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.58%	0.83%

1	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.16% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) for all share classes until at least April 30, 2015. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$59	$214	$382	$870
Class II shares	85	293	518	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s inception on May 1, 2013 through the fiscal year ended December 31, 2013, the Fund’s portfolio turnover rate was 0.77% of the average value of its portfolio.

Principal Investment Strategies

The Fund consists of two main components. First, a majority of its portfolio (approximately 95% as of the date of this Prospectus), referred to herein as the “Core Sleeve,” operates as a “fund-of-funds” that invests in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Many Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds’ expenses. The Core Sleeve also invests in certain Underlying Funds that are not index funds. The remainder of the Fund (approximately 5% as of the date of this Prospectus), referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) or is held in cash. In an attempt to control the volatility of the Fund’s portfolio, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer traditional long-term asset allocation blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility. The Volatility Overlay may not be successful in reducing volatility, and it is possible that the Volatility Overlay may result in losses greater than if the Fund did not implement the Volatility Overlay.

The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

The Fund’s Core Sleeve seeks growth primarily and investment income secondarily by investing a majority of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that the investment adviser believes offer opportunities for capital growth. It also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Core Sleeve allocates approximately 60% of its net assets to equity securities (including international stocks and smaller company stocks) and approximately 40% of its net assets to bonds.

Although the amount of the Fund’s assets allocated to the Core Sleeve is approximately 95% as of the date of this Prospectus, this amount may fluctuate within a general range of 90% – 100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0% – 10% in inverse correlation with the Core Sleeve, although this amount is approximately 5% as of the date of this Prospectus. The investment adviser generally sells shares of Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.

The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. A short sale strategy involves the sale by the Fund of securities it does not own with the expectation of purchasing the same securities at a later date at a lower price. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve allocates approximately 60% of its assets to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0% to 80%, depending on market conditions.

Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investment in the Underlying Funds. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH FUND (cont.)

Although the Fund seeks to provide diversification across major asset classes, the Fund is non-diversified as to issuers. This means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Volatility Overlay risk – there are certain risks associated with the Volatility Overlay. These risks include that: (1) the Volatility Overlay may not be successful in reducing volatility, and may result in losses; (2) the Volatility Overlay’s managed volatility strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar volatility reduction strategy, and its use of derivatives will increase the Fund’s expenses; (3) the Fund’s use of leverage in order to maximize stock market gains could result in sudden or magnified losses in value. It therefore is possible that the Volatility Overlay could result in losses that are greater than if the Fund did not include the Volatility Overlay; and (4) if the Volatility Overlay does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.

Management risk – the methods and analyses employed by the Fund’s investment adviser or subadviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results and, as a result, the Fund could lose value or underperform.

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund or Underlying Fund may be required to invest the proceeds in securities with lower yields.

Cash position risk – the Fund or Underlying Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Leverage risk – leverage risk is a direct risk of investing in the Fund. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s or an Underlying Fund’s value or prevent the Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund or an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH FUND (cont.)

can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund or an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Mortgage-backed securities risk – mortgage-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk – futures contracts, which are derivatives, may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. When used for hedging purposes, changes in the values of futures contracts may not match or fully offset changes in the values of the hedged portfolio securities, thereby failing to achieve the original purpose for using the futures. Futures contracts also may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Short position risk – the Fund will incur a loss from a short position if the value of the stock index to which a futures contract relates increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a Fund’s losses. A Fund that engages in a short futures position may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the interests issued by these investments may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (“NFA”)

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Core Sleeve
Thomas R. Hickey Jr.	Head of Asset Strategies, NFA	Since 2013
Benjamin A. Richer	Director, Asset Strategies, NFA	Since 2014
Volatility Overlay
Frederick N. Gwin	Senior Investment Professional, NWAM	Since 2014
Chad W. Finefrock	Senior Investment Professional, NWAM	Since 2014

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH FUND (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND

Objective

The NVIT Investor Destinations Managed Growth & Income Fund (“Investor Destinations Managed Growth & Income Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.

	Class I Shares	Class II Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.34%	0.34%
Acquired Fund Fees and Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	0.78%	1.03%
Fee Waiver/Expense Reimbursement[1]	(0.19)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.59%	0.84%

1	Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.15% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses and certain other expenses) for all share classes until at least April 30, 2015. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND (cont.)

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares	$60	$230	$415	$948
Class II shares	86	309	550	1,242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the period from the Fund’s inception on May 1, 2013 through the fiscal year ended December 31, 2013, the Fund’s portfolio turnover rate was 1.82% of the average value of its portfolio.

Principal Investment Strategies

The Fund consists of two main components. First, a majority of its portfolio (approximately 95% as of the date of this Prospectus), referred to herein as the “Core Sleeve,” operates as a “fund-of-funds” that invests in mutual funds offered by Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each Underlying Fund invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. Many Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds’ expenses. The Core Sleeve also invests in certain Underlying Funds that are not index funds. The remainder of the Fund (approximately 5% as of the date of this Prospectus), referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) or is held in cash. In an attempt to control the volatility of the Fund’s portfolio, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer traditional long-term asset allocation blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility. The Volatility Overlay may not be successful in reducing volatility, and it is possible that the Volatility Overlay may result in losses greater than if the Fund did not implement the Volatility Overlay.

The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

The Fund’s Core Sleeve seeks a high level of total return through investments in both equity and fixed-income securities by investing approximately equal amounts of its assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies that the investment adviser believes offer opportunities for capital growth, and fixed-income securities (including mortgage-backed securities) in order to generate investment income. Consistent with this investment strategy, as of the date of this Prospectus, the Core Sleeve allocates approximately 50% of its net assets to equity securities (including international stocks and smaller company stocks) and approximately 50% of its net assets to bonds.

Although the amount of the Fund’s assets allocated to the Core Sleeve is approximately 95% as of the date of this Prospectus, this amount may fluctuate within a general range of 90% – 100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0% – 10% in inverse correlation with the Core Sleeve, although this amount is approximately 5% as of the date of this Prospectus. The investment adviser generally sells shares of Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.

The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. A short sale strategy involves the sale by the Fund of securities it does not own with the expectation of purchasing the same securities at a later date at a lower price. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve allocates approximately 50% of its assets to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0% to 65%, depending on market conditions.

Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investment in the Underlying Funds. Nationwide Asset

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND (cont.)

Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.

Although the Fund seeks to provide diversification across major asset classes, the Fund is non-diversified as to issuers. This means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Volatility Overlay risk – there are certain risks associated with the Volatility Overlay. These risks include that: (1) the Volatility Overlay may not be successful in reducing volatility, and may result in losses; (2) the Volatility Overlay’s managed volatility strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar volatility reduction strategy, and its use of derivatives will increase the Fund’s expenses; (3) the Fund’s use of leverage in order to maximize stock market gains could result in sudden or magnified losses in value. It therefore is possible that the Volatility Overlay could result in losses that are greater than if the Fund did not include the Volatility Overlay; and (4) if the Volatility Overlay does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.

Management risk – the methods and analyses employed by the Fund’s investment adviser or subadviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results and, as a result, the Fund could lose value or underperform.

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect; (5) the investment adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) in selecting the Underlying Funds in which the Fund invests, the investment adviser could be subject to a potential conflict of interest because the investment adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Fund. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Fund.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. Credit risk is the risk that the issuer of a bond may be unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness may also affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund or Underlying Fund may be required to invest the proceeds in securities with lower yields.

Cash position risk – the Fund or Underlying Fund may hold significant positions in cash or money market instruments. A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.

Leverage risk – leverage risk is a direct risk of investing in the Fund. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s or an Underlying Fund’s value or prevent the Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk also

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND (cont.)

includes the risk that the Fund or an Underlying Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund or an Underlying Fund may be forced to sell other securities or instruments that are more liquid, but at an unfavorable time and conditions.

Mortgage-backed securities risk – mortgage-backed securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund or an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Derivatives risk – futures contracts, which are derivatives, may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. When used for hedging purposes, changes in the values of futures contracts may not match or fully offset changes in the values of the hedged portfolio securities, thereby failing to achieve the original purpose for using the futures. Futures contracts also may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.

Short position risk – the Fund will incur a loss from a short position if the value of the stock index to which a futures contract relates increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a Fund’s losses. A Fund that engages in a short futures position may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the interests issued by these investments may have a greater impact on the Fund’s value and total return.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (“NFA”)

Subadviser

Nationwide Asset Management, LLC (“NWAM”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Core Sleeve
Thomas R. Hickey Jr.	Head of Asset Strategies, NFA	Since 2013
Benjamin A. Richer	Director, Asset Strategies, NFA	Since 2014
Volatility Overlay
Frederick N. Gwin	Senior Investment Professional, NWAM	Since 2014
Chad W. Finefrock	Senior Investment Professional, NWAM	Since 2014

Tax Information

The dividends and distributions paid by the Fund to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through separate accounts used to fund variable life and variable annuity insurance contracts, such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. Consult the variable insurance contract prospectus for additional tax information.

FUND SUMMARY: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND (cont.)

Payments to Broker-Dealers and Other Financial Intermediaries

This Fund is only offered as an underlying investment option for variable insurance contracts. The Fund and its related companies may make payments to the sponsoring insurance companies (or their affiliates) for distribution and/or other services, and to broker-dealers and other financial intermediaries that distribute the variable insurance contracts. These payments may create a conflict of interest by influencing the insurance companies to include the Fund as an underlying investment option in the variable insurance contracts, and by influencing the broker-dealers and other financial intermediaries to distribute variable insurance contracts that include the Fund as an underlying investment option over other variable insurance contracts or to otherwise recommend the selection of the Fund as an underlying investment option by contract owners instead of other funds that may also be available investment options. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

HOW THE FUNDS INVEST: NVIT MANAGED SERIES FUNDS

Objectives

Consistent with preservation of capital, the NVIT CardinalSM Managed Growth Fund (“Cardinal Managed Growth Fund”) seeks growth primarily and investment income secondarily.

The NVIT CardinalSM Managed Growth & Income Fund (“Cardinal Managed Growth & Income Fund”) seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Consistent with preservation of capital, the NVIT Investor Destinations Managed Growth Fund (“Investor Destinations Managed Growth Fund”) seeks growth primarily and investment income secondarily.

The NVIT Investor Destinations Managed Growth & Income Fund (“Investor Destinations Managed Growth & Income Fund”) seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

These investment objectives can be changed without shareholder approval by the Nationwide Variable Insurance Trust’s Board of Trustees (the “Trust” and “Board of Trustees,” respectively) upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Each Fund aims to provide different levels of potential growth and investment income at different risk levels through diversification across traditional asset classes – U.S. stocks, international stocks and bonds – while seeking to maintain within acceptable levels the risks that may result from equity market volatility. Each Fund consists of two main components. The Core Sleeve constitutes the majority of a Fund’s portfolio, and operates as a “fund of funds” by investing in Underlying Funds offered by the Trust. Each Underlying Fund in turn invests directly in equity or fixed-income securities, as appropriate to its investment objective and strategies. The remainder of each Fund consists of the Volatility Overlay, which is a separate portion of assets that invests in short-term fixed-income securities or is held in cash. In an attempt to control the volatility of the Fund’s portfolio, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and the Volatility Overlay is intended to result in a single Fund that is designed to offer traditional long-term asset allocation blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility. The Volatility Overlay may not be successful in reducing volatility, and it is possible that the Volatility Overlay may result in losses greater than if the Fund did not implement the Volatility Overlay.

Volatility – the degree to which the value of a Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a Fund’s value is not expected to fluctuate so significantly.

Each Fund is intended to be used primarily in connection with certain guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and is designed to help reduce a contract owner’s exposure to equity investments when equity markets are more volatile. The Volatility Overlay is intended to minimize the costs and risks to Nationwide Life of supporting these guaranteed benefits. Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

Although each Fund seeks to provide diversification across major asset classes, each Fund is nondiversified as to issuers. This means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

Core Sleeves

Each Fund’s Core Sleeve consists of approximately 95% of its net assets as of the date of this Prospectus, although the Adviser reserves the right to increase or decrease the size of any Fund’s Core Sleeve at its discretion. The Core Sleeves of the NVIT Cardinal Managed Growth Fund and NVIT Cardinal Managed Growth & Income Fund (the “Cardinal Managed Funds”) invest in Underlying Funds that generally pursue an “active” style of management, meaning that their portfolio managers actively make investment decisions and initiate buying and selling of securities with the goal of maximizing investment return. By contrast, the Core Sleeves of the NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund (the “Investor Destinations Managed Funds”) invest considerably in Underlying Funds that are index funds. Index funds employ a “passive” management approach that seeks to match the investment returns of specified stock or bond indexes before the deduction of the Underlying Funds’ expenses. This means that many of the Underlying Funds in which the Investor Destinations Managed Funds invest will buy or sell securities only when their subadvisers believe it necessary in order to match the returns of their respective benchmark indexes, and not based on their economic, financial or market analyses.

For each Fund, the investment adviser (“Adviser”) establishes a target allocation among different asset classes appropriate for the particular Fund’s risk profile and individual strategies. The Adviser bases this decision on the expected return potential, the anticipated risks and the volatility of each asset class. Further, the Adviser evaluates how various combinations of these asset classes can best pursue each Fund’s investment objective.

HOW THE FUNDS INVEST: NVIT MANAGED SERIES FUNDS (cont.)

Shares of each Fund are offered to separate accounts of Nationwide Life as an investment option under variable annuity contracts or variable life insurance policies (“Variable Insurance Contracts”) which contain certain guarantees. The Adviser and Nationwide Life are each wholly-owned subsidiaries of Nationwide Mutual Insurance Company, which means that Nationwide Life is affiliated with the Adviser. Consequently, the Adviser’s target allocations may take into account Nationwide Life’s considerations related to reduction of its investment risk and its ability to hedge its risk in issuing guarantees on Variable Insurance Contracts. For additional information, please see “Fund Management – Investment Adviser” on page 32.

Once the asset allocation is determined, the Adviser selects the Underlying Funds it believes most appropriate to represent the various asset classes. Where more than one Underlying Fund can be used for a single asset class, the Adviser also evaluates which Underlying Fund, or what combination of Underlying Funds, best represents the potential risks and benefits of that asset class. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including each Underlying Fund’s investment strategies, risk profile and historical performance. The investment adviser generally sells shares of Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.

Volatility Overlays

Each Fund’s Volatility Overlay consists of approximately 5% of its net assets as of the date of this Prospectus, although the Adviser reserves the right to increase or decrease the size of any Fund’s Volatility Overlay at its discretion. The Volatility Overlay is designed to manage the volatility of each Fund’s portfolio by using stock index futures dynamically to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. Each Fund’s Volatility Overlay also invests in short-term fixed-income securities (or Underlying Funds that themselves invest in such securities) or holds cash that may be used to meet margin requirements and other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high, a Volatility Overlay will typically seek to decrease its Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. A short sale strategy involves the sale by a Fund of securities it does not own with the expectation of purchasing the same securities at a later date at a lower price. When volatility is low or stock market values are rising, a Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Funds to leverage.

Although the amount of each Fund’s assets allocated to the Core Sleeve is approximately 95% as of the date of this Prospectus, this amount may fluctuate within a general range of 90% - 100% of a Fund’s overall portfolio. Similarly, the amount of each Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0% - 10% in inverse correlation with the Core Sleeve, although this amount is approximately 5% as of the date of this Prospectus.

Each Fund’s volatility management strategy may be adjusted periodically. Any adjustment will likely reflect, among other factors, Nationwide Life’s exposure related to the guaranteed benefits available through its variable annuity contracts and the volatility of the Fund, provided, however, that any such adjustment will be made in the sole judgment of NFA.

Cardinal Managed Growth Fund and Investor Destinations Managed Growth Fund

The Core Sleeves of the Cardinal Managed Growth Fund and Investor Destinations Managed Growth Fund pursue their objective by investing a majority of their respective assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that the investment adviser believes offer opportunities for capital growth. Each Core Sleeve also invests to a lesser extent in Underlying Funds that invest in fixed-income securities (including mortgage-backed and/or asset-backed securities) in order to generate investment income. Although each Fund allocates approximately 60% of the Core Sleeve’s assets to equity investments, its Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0%-80%, depending on market conditions.

Cardinal Managed Growth & Income Fund and Investor Destinations Managed Growth & Income Fund

The Core Sleeves of the Cardinal Managed Growth & Income Fund and Investor Destinations Managed Growth & Income Fund pursue their objective by investing approximately equal amounts of their respective assets in Underlying Funds that invest in equity securities, such as common stocks of U.S. and international companies that the investment adviser believes offer opportunities for capital growth, and fixed-income securities (including mortgage-backed and/or asset-backed securities) in order to generate investment income. Although each Fund allocates approximately 50% of the Core Sleeve’s assets to equity investments, its Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0%-65%, depending on market conditions.

About Asset Classes

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds and foreign securities. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain common stocks and/or preferred stocks; large-cap, mid-cap, and/or small-cap stocks; domestic or international stocks; and/or growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining the various asset classes, described below, in different percentage combinations, each Fund seeks to provide different levels of potential risk and rewards.

HOW THE FUNDS INVEST: NVIT MANAGED SERIES FUNDS (cont.)

Set forth below are the asset classes in which each Fund invests, as appropriate to its specific investment objective and risk profile:

Large-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P”) 500® Index, ranging from $3.3 billion to $501 billion as of December 31, 2013.

Mid-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell MidCap® Index (Cardinal Managed Funds), ranging from $1.2 billion to $29.3 billion as of December 31, 2013, or in the S&P MidCap 400® Index (Investor Destinations Managed Funds), ranging from $1.1 billion to $11.5 billion as of December 31, 2013.

Small-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, the largest of which was $5.3 billion as of December 31, 2013.

International Stocks – stocks that trade on markets or are issued by companies that are located in, or derive a significant portion of their earnings or revenues from, countries around the world other than the United States. For the Investor Destinations Managed Funds, international stocks are stocks of larger capitalization companies from various industries whose primary trading markets are outside the United States, as represented in the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”). For the Cardinal Managed Funds, international stocks may include both developed market countries as well as emerging market countries, which are developing and low- or middle-income countries as included in the MSCI Emerging Markets® Index. Emerging market countries typically may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, asset-backed securities or mortgage-backed securities. Bonds may include investment-grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating organization, such as Moody’s, Standard & Poor’s and Fitch), although the Cardinal Managed Funds may invest also in high-yield bonds, which are rated below investment grade.

The Underlying Funds

Cardinal Managed Funds

Set forth below are the Underlying Funds currently selected to represent the asset classes in which the Cardinal Managed Funds’ Core Sleeves invest. The Adviser reserves the right to add, delete or change the Underlying Funds selected without notice to shareholders.

ASSET CLASS	UNDERLYING FUNDS

Large-Cap Stocks	NVIT MULTI-MANAGER LARGE CAP VALUE FUND. This Underlying Fund seeks long-term capital growth by investing in equity securities of large-cap companies, using a value style of investing.

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND. This Underlying Fund seeks long-term capital growth by investing in equity securities of large-cap companies, using a growth style of investing.

Mid-Cap Stocks	NVIT MULTI-MANAGER MID CAP VALUE FUND. This Underlying Fund seeks long-term capital appreciation by investing in equity securities of mid-cap companies, using a value style of investing.

NVIT MULTI-MANAGER MID CAP GROWTH FUND. This Underlying Fund seeks long-term capital growth by investing in equity securities of mid-cap companies, using a growth style of investing.

Small-Cap Stocks	NVIT MULTI-MANAGER SMALL CAP VALUE FUND. This Underlying Fund seeks capital appreciation by investing in equity securities of small-cap companies, using a value style of investing.

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND. This Underlying Fund seeks capital growth by investing in equity securities of small-cap companies, using a growth style of investing.

NVIT MULTI-MANAGER SMALL COMPANY FUND. This Underlying Fund seeks long-term growth of capital by investing in equity securities of small-cap companies.

International Stocks

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND. This Underlying Fund seeks long-term capital appreciation by investing in equity securities of companies located in, headquartered in, or whose securities regularly trade on markets outside the United States, using a value style of investing.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND. This Underlying Fund seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, a number of countries around the world other than the United States, using a growth style of investing.

HOW THE FUNDS INVEST: NVIT MANAGED SERIES FUNDS (cont.)

ASSET CLASS	UNDERLYING FUNDS

Bonds	NATIONWIDE INFLATION-PROTECTED SECURITIES FUND. This Underlying Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

NVIT CORE BOND FUND. This Underlying Fund seeks a high level of current income consistent with preserving capital by investing in fixed-income securities that are investment grade, including corporate bonds, U.S. government securities and mortgage-backed and asset-backed securities.

NVIT CORE PLUS BOND FUND. This Underlying Fund seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities.

NVIT SHORT TERM BOND FUND. This Underlying Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, mortgage- and asset-backed securities, commercial paper and corporate bonds that are investment grade.

Investor Destinations Managed Funds

Set forth below are the Underlying Funds currently selected to represent the asset classes in which the Investor Destinations Managed Funds’ Core Sleeves invest. The Adviser reserves the right to add, delete or change the Underlying Funds selected without notice to shareholders.

ASSET CLASS	UNDERLYING INVESTMENTS

Large-Cap Stocks

NATIONWIDE ZIEGLER EQUITY INCOME FUND. This Underlying Fund seeks total return from income and capital appreciation by investing in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector.

NVIT S&P 500 INDEX FUND. The NVIT S&P 500 Index Fund seeks to track the S&P 500® Index, an index maintained by Standard & Poor’s that includes 500 U.S. large-cap companies.

ASSET CLASS	UNDERLYING INVESTMENTS

Mid-Cap Stocks	NVIT MID CAP INDEX FUND. The NVIT Mid Cap Index Fund seeks to track the S&P MidCap 400® Index, an index which includes 400 common stocks issued by U.S. mid-cap companies.

Small-Cap Stocks	NVIT SMALL CAP INDEX FUND. The NVIT Small Cap Index Fund seeks to track the Russell 2000® Index, an index which includes 2000 common stocks issued by U.S. small-cap companies.

International Stocks

NVIT INTERNATIONAL INDEX FUND. The NVIT International Index Fund seeks to track the MSCI Europe, Australasia and Far East Index (MSCI EAFE® Index), an index which includes stocks of companies located, or whose stocks are traded on exchanges, in developed countries overseas.

Bonds

NATIONWIDE CORE PLUS BOND FUND. This Underlying Fund seeks maximum long-term total return, consistent with reasonable risk to principal, by investing primarily in investment grade debt securities of varying maturities.

NATIONWIDE INFLATION-PROTECTED SECURITIES FUND. This Underlying Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

NVIT BOND INDEX FUND. The NVIT Bond Index Fund seeks to track the Barclays U.S. Aggregate Bond Index, an index which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

NVIT ENHANCED INCOME FUND. The NVIT Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor’s account value by investing in high-grade debt securities.

NVIT SHORT TERM BOND FUND. This Underlying Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing primarily in U.S. government securities, mortgage- and asset-backed securities, commercial paper and corporate bonds that are investment grade.

Please see the Appendix for additional information about each of the Underlying Funds in which the Funds currently invest.

HOW THE FUNDS INVEST: NVIT MANAGED SERIES FUNDS (cont.)

Nationwide Fund Advisors (the “Adviser”) establishes a target allocation among different asset classes appropriate for each Fund’s Core Sleeve risk profile and individual strategies. The Adviser bases this decision on the expected return potential, the anticipated risks and the volatility of each asset class. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s Core Sleeve assets that will be allocated to each such Underlying Fund.

The allocations shown in the table below are the target allocations for each Fund’s Core Sleeve as of the date of this Prospectus, stated as the percentage of a Core Sleeve’s net assets, plus or minus 5%. However, due to market value fluctuations or other factors, actual allocations may vary over short periods of time. In addition, the asset class allocation targets themselves may change over time in order for each Core Sleeve to meet its Fund’s respective objective or as economic and/or market conditions warrant.

Investors should be aware that the Adviser applies a long-term investment horizon with respect to each Core Sleeve, and therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice. Each Fund may also invest in other mutual funds not identified in the Appendix, including unaffiliated mutual funds, that are chosen either to complement or replace the Underlying Funds.

ASSET CLASSES	CORE SLEEVE TARGET ALLOCATIONS
	Cardinal Managed Growth Fund	Investor Destinations Managed Growth Fund	Cardinal Managed Growth & Income Fund	Investor Destinations Managed Growth & Income Fund

U.S. STOCKS
U.S. Large Cap[1]	29%	29%	25%	23%
U.S. Mid Cap[2]	10%	10%	8%	9%
U.S. Small Cap[3]	5%	5%	4%	4%

INTERNATIONAL STOCKS	16%	16%	13%	14%

BONDS	40%	40%	50%	50%

TOTAL CORE SLEEVE ALLOCATION	100%	100%	100%	100%

[1]	“U.S. Large Cap” generally includes stocks of companies with market capitalizations similar to companies in the Standard & Poor’s 500® Index.

[2]

“U.S. Mid Cap” generally includes stocks of companies with market capitalizations similar to companies in the Russell MidCap® Index (Cardinal Managed Funds) and S&P MidCap 400® Index (Investor Destinations Managed Funds).

[3]	“U.S. Small Cap” generally includes stocks of companies with market capitalizations similar to companies in the Russell 2000® Index.

The Adviser is also the investment adviser of each Underlying Fund. Because an investor is investing indirectly in the Underlying Funds through a Fund’s Core Sleeve, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration and custodian fees), as well as the Fund’s direct expenses. The Underlying Funds will not charge any front-end sales loads, contingent deferred sales charges or Rule 12b-1 fees.

RISKS OF INVESTING IN THE FUNDS: NVIT MANAGED SERIES FUNDS

None of the Funds can guarantee that it will achieve its investment objective.

As with any mutual fund, the value of each Fund’s investments—and therefore, the value of each Fund’s shares—may fluctuate, and you may lose money. These changes may occur because of the following risks:

Volatility Overlay risk – there are certain risks associated with the Volatility Overlay. These risks include that: (1) the Volatility Overlay may not be successful in reducing volatility, and may result in losses; (2) the Volatility Overlay’s volatility management strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar volatility reduction strategy, and its use of derivatives will increase the Fund’s expenses; (3) the Fund’s use of leverage in order to maximize stock market gains could result in sudden or magnified losses in value. It therefore is possible that the Volatility Overlay could result in losses that are greater than if the Fund did not include the Volatility Overlay; and (4) if the Volatility Overlay does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.

Risks Associated with a Fund-of-Funds Structure

Fund-of-funds risk – there are certain risks associated with a structure whereby a Fund, via its Core Sleeve, invests primarily in other mutual funds. These risks include the following:

—

Underlying Fund Expenses: because each Fund owns shares of the Underlying Funds, shareholders of a Fund will indirectly pay a proportional share of the fees and expenses, including applicable management, administration and custodian fees, of the Underlying Funds in which the Fund invests.

—

Performance: each Fund’s investment performance is directly tied to the performance of the Underlying Funds in which its Core Sleeve invests. If one or more of the Underlying Funds fails to meet its investment objective, a Fund’s performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.

—

Asset Allocation: each Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it.

—

Strategy: there is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds, as well as allocation between a Fund’s Core Sleeve and its Volatility Overlay, may be incorrect. Further, the Adviser may add or delete Underlying Funds, or alter a Fund’s asset allocation at its discretion. A material change in the Underlying Funds selected or in asset allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss.

—

Conflict of Interest: the Adviser has the authority to select and replace Underlying Funds. In doing so, the Adviser could be subject to a potential conflict of interest because the Adviser is also the investment adviser to most, if not all, of the Underlying Funds and receives advisory fees from such Underlying Funds, which is in addition to the advisory fee received from the Funds. Also, the fee received from an Underlying Fund is typically higher than the advisory fees paid by the Funds. Notwithstanding the foregoing, the Adviser has a fiduciary duty to each Fund and must act in the best interests of each Fund.

Nondiversified fund risk – Because each Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of the shares or interests issued by these vehicles may have a greater impact on each Fund’s value and total return.

Management risk – each Fund is subject to the risk that the methods and analyses employed by the Fund’s investment adviser or subadviser, or by an Underlying Fund’s investment adviser or subadvisers, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.

Risks Associated with U.S. and International Stocks

Stock market risk – refers to the possibility that a Fund could lose value if the individual equity securities in which the Fund or an Underlying Fund has invested, the overall stock markets in which those stocks trade and/or stock index futures in which the Fund invests decline in price. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

—	corporate earnings;
—	production;
—	management;
—	sales and
—	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

Smaller company risk – to the extent a Fund has investment exposure to stocks of small- and mid-cap companies, it may be subject to increased risk. Investments in medium-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because the stocks of mid-cap and small-cap companies are usually less stable in price and less liquid.

RISKS OF INVESTING IN THE FUNDS: NVIT MANAGED SERIES FUNDS (cont.)

Risks Associated with Fixed-Income Securities (Bonds)

Interest rate and inflation risk – increases in interest rates may decrease the value of debt securities held by a Fund or an Underlying Fund. In general, prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by a Fund.

Credit risk – the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. If an issuer defaults, the Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities a Fund or Underlying Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, are generally more exposed to credit risk than investment-grade securities.

Credit ratings – “investment-grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by a Fund’s or Underlying Fund’s subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment-grade. Ratings of securities purchased by a Fund or Underlying Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Fund or Underlying Fund to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Fund’s or Underlying Fund’s subadviser.

U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by a Fund or Underlying Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Funds are not guaranteed.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, a Fund or Underlying Fund may be required to invest the proceeds in securities with lower yields.

Asset-backed securities risk – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities.

RISKS OF INVESTING IN THE FUNDS: NVIT MANAGED SERIES FUNDS (cont.)

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of or be able to enforce any security interest in the related asset.

Mortgage-backed securities risk – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” Prepayment might also occur due to foreclosures on the underlying mortgage loans. When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than anticipated and the value of these securities will fall if the market perceives the securities’ interest rates to be too low for a longer-term investment. This risk is known as “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments to their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans.

Extension risk – the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the duration of the securities held by a Fund or Underlying Fund and making their prices more sensitive to rate changes and more volatile if the market perceives the securities’ interest rates to be too low for a longer-term investment.

Cash position risk – a Fund or Underlying Fund may hold a significant position in cash or money market instruments, the amount of which will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger amount of such holdings could negatively affect a Fund’s investment results in a period of rising market prices due to missed investment opportunities.

Risks Associated with International Stocks and Bonds

Foreign securities risk – foreign stocks and bonds may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

—	political and economic instability including sanctions imposed by other foreign countries, including the United States;
—	the impact of currency exchange rate fluctuations;
—	reduced information about issuers;
—	higher transaction costs;
—	less stringent regulatory and accounting standards and
—	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization, or expropriation of the issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity.

Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of an Underlying Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

Foreign custody – an Underlying Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on an Underlying Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for an Underlying Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount an Underlying Fund can earn on its investments and typically results in a higher operating expense ratio for an Underlying Fund holding assets outside the United States.

RISKS OF INVESTING IN THE FUNDS: NVIT MANAGED SERIES FUNDS (cont.)

Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Additional Principal Risks that May Affect the Funds

Leverage risk – leverage may be created when an investment exposes a Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of a Fund and make such Fund’s share price more volatile, a shareholder’s investment in a Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Derivatives risk – a derivative is a contract or investment the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying security or index. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

—	the other party to the derivatives contract may fail to fulfill its obligations;
—	their use may reduce liquidity and make the Fund harder to value, especially in declining markets; and
—

when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund’s losses and reducing the Fund’s opportunities for gains. While futures may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Each Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (‘‘CEA’’) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Short position risk – a Fund will incur a loss from a short position if the value of the stock index to which a futures contract relates increases after the Fund has entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a Fund’s losses. A Fund that engages in a short futures position may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

Index fund risk – Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

Liquidity risk – the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price. An inability to sell a portfolio position can adversely affect a Fund’s or an Underlying Fund’s value or prevent a Fund or an Underlying Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund or an

RISKS OF INVESTING IN THE FUNDS: NVIT MANAGED SERIES FUNDS (cont.)

Underlying Fund will be unable to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund or an Underlying Fund may be forced to sell liquid securities at an unfavorable time and conditions. Funds and Underlying Funds that invest in fixed-income securities, such as mortgage-backed securities, and small- and mid-cap stocks will be especially subject to the risk that during certain periods, the liquidity of particular issuers will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

If the value of a Fund’s investments goes down, you may lose money.

*  *  *  *

Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.

A Fund may invest in or use other types of investments or strategies not shown here that do not represent principal investment strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).

Selective Disclosure of Portfolio Holdings

Each Fund posts onto the Trust’s Internet site (nationwide.com/mutualfundsnvit) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the Internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, PA 19406, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the supervision of the Trust’s Board of Trustees (“Board of Trustees”), NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates each Fund’s assets between its Core Sleeve and its Volatility Overlay, and allocates the assets within each Fund’s Core Sleeve according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. NFA also administers each Fund’s volatility management program and daily provides the subadviser with the index notional exposure required for futures positions for each Fund. For these services, each Fund pays NFA an annual management fee. This is in addition to the investment advisory fees paid to the Adviser by the Underlying Funds in which the Funds invest.

NFA has engaged Nationwide Asset Management, LLC (“NWAM”) to provide asset allocation consulting services to NFA in connection with the development and periodic review of the Core Sleeve’s target allocations for each Fund. NFA pays NWAM from the management fee it receives for the asset allocation consulting services. NWAM is a registered investment adviser and wholly owned subsidiary of Nationwide Mutual Insurance Company (“Nationwide Mutual”), and therefore is affiliated with NFA and Nationwide Life. NWAM also serves as the subadviser to certain Nationwide Funds. NFA and NWAM therefore could be subject to a conflict of interest, because one or more Underlying Funds selected for investment by the Funds may be subadvised by NWAM, which earns fees for subadvising such Underlying Funds. The NVIT Core Bond Fund, Nationwide Inflation-Protected Securities Fund and NVIT Short Term Bond Fund, three of the Underlying Funds in which the Funds’ Core Sleeves invest, are subadvised by NWAM. NFA ultimately has sole responsibility for determining each Fund’s asset class allocation and the selection of the Underlying Funds.

Subadviser

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the assets in each Fund’s Volatility Overlay in accordance with the Fund’s investment objective and strategies. With regard to each Fund’s Volatility Overlay, the subadviser is responsible for executing trades to meet the target futures position requirements, including selecting the various futures contracts and the timing of the placement of the trades, as well as selecting the appropriate futures brokers based on best execution considerations. The subadviser is also responsible for maintaining all outstanding margin accounts and residual cash, and for monitoring the value of each Fund’s futures positions. NFA pays the subadviser from the management fee it receives.

NWAM is the subadviser for each Fund’s Volatility Overlay. NWAM is located at One Nationwide Plaza, Columbus, OH 43215. NWAM is a wholly owned subsidiary of Nationwide Mutual and is an affiliate of NFA.

The Funds are used as underlying investment options to fund benefits payable under variable annuities and/or variable life insurance contracts issued by Nationwide Life (“Variable Insurance Contracts”), some of which may offer guaranteed lifetime income or death benefits. Certain conflicts of interest thus may exist because Nationwide Life is affiliated with NFA and NWAM, and one reason for each Fund’s Volatility Overlay is to minimize the costs and risks to Nationwide Life of supporting guaranteed benefits available through Variable Contracts. Accordingly, the risk exists that, either in providing each Fund’s volatility management program or in establishing each Fund’s asset class allocation, NFA and NWAM may take into account Nationwide Life’s interests as they relate to guaranteed benefits available under Variable Contracts. For example, selecting and allocating assets to Underlying Funds that invest primarily in fixed-income securities or in a more conservative or less volatile investment style may operate to reduce the regulatory capital requirements that Nationwide Life must satisfy in order to support its guarantees under Variable Insurance Contracts it issues, may indirectly reduce Nationwide Life’s risk from the lifetime income or death benefits, or make it easier for Nationwide Life to manage its risk through the use of various hedging techniques. As the Funds’ investment adviser and subadviser, respectively, NFA and NWAM nonetheless have a fiduciary duty to each Fund and must act in the best interests of each Fund’s shareholders. NFA therefore has developed an investment allocation process that seeks to ensure that the Funds are managed in the best interests of contract owners who select sub-accounts that invest in the Funds’ shares. Further, NFA and NWAM together have adopted various policies, procedures and compliance controls that are intended to identify, monitor and address actual or potential conflicts of interest in order to safeguard the best interests of the Funds’ shareholders.

Management Fees

Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended December 31, 2013, expressed as a percentage of a Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:

Fund	Actual Management Fee Paid
NVIT CardinalSM Managed Growth Fund	0.00%
NVIT CardinalSM Managed Growth & Income Fund	0.00%
NVIT Investor Destinations Managed Growth Fund	0.01%
NVIT Investor Destinations Managed Growth & Income Fund	0.00%

FUND MANAGEMENT (cont.)

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be available in the Funds’ semiannual report to shareholders, which will cover the period from January 1, 2014 through June 30, 2014.

Portfolio Management

Nationwide Fund Advisors

Thomas R. Hickey Jr. and Benjamin A. Richer are the portfolio managers of each Fund’s Core Sleeve and are responsible for the day-to-day management of each Fund’s Core Sleeve in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective Underlying Funds. Mr. Hickey joined NFA in April 2001 and is currently Head of Asset Strategies at NFA. Since September 2007, Mr. Hickey has been the lead manager for all NFA asset allocation strategies. Mr. Richer joined NFA in 2006 and is currently Director of Asset Strategies at NFA. Mr. Richer became a co-portfolio manager to the Funds in April 2014.

NWAM

Frederick N. Gwin, CFA, and Chad W. Finefrock, CFA, are jointly responsible for derivatives trading and execution for each Fund’s Volatility Overlay. Mr. Gwin is a Senior Investment Professional on the Investment Risk Management team for Nationwide Mutual and its affiliates, and in such capacity is responsible for derivatives execution for NWAM. Mr. Gwin has been with Nationwide Mutual and/or its affiliates, including NWAM, for 29 years, the past 14 years in the derivatives area. Mr. Gwin holds a Chartered Financial Analyst (CFA) designation and a bachelor’s degree in business administration from The Ohio State University. Mr. Finefrock is a Senior Investment Professional on the Enterprise Portfolio Management team for Nationwide Mutual and its affiliates, and in such capacity is responsible for trading U.S. Treasury securities, U.S. government agency debt securities, mortgage-backed securities and derivatives. Mr. Finefrock has been with Nationwide Mutual and/or its affiliates, including NWAM, for fifteen years. Mr. Finefrock holds a CFA designation, and earned a bachelor’s degree in risk management and insurance from The Ohio State University and a master’s of business administration from the University of Oxford.

Additional Information about the Portfolio Managers

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, if any.

Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the SEC for a multi-manager structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire,

replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser performs oversight and evaluation services to a subadvised Fund, including the following:

—	performing initial due diligence on prospective Fund subadvisers;
—	selecting Fund subadvisers;
—	monitoring subadviser performance, including ongoing analysis and periodic consultations;
—	communicating performance expectations and evaluations to the subadvisers and
—	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

The Adviser does not expect to frequently recommend subadviser changes. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or Fund would obtain favorable results at any given time.

INVESTING WITH NATIONWIDE FUNDS

WHO CAN BUY SHARES OF THE FUNDS

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, “variable insurance contracts”) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.”

Insurance companies, including Nationwide, that provide additional services entitling them to receive 12b-1 fees may sell Class II shares of the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

The Funds are intended to be used primarily in connection with certain guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and are designed to help reduce a contract owner’s exposure to equity investments when equity markets are more volatile. The Volatility Overlay is intended to minimize the costs and risks to Nationwide Life of supporting these guaranteed benefits. Please check with Nationwide Life to determine if these Funds are featured with your variable annuity contract. More information about the guaranteed benefits that feature the Funds may be found in the prospectus of the separate account of your variable annuity contract and should be read in conjunction with this Prospectus. Guaranteed benefits may vary, depending on the benefits rider you have selected for your variable annuity contract. The protections provided by the benefits rider you have selected may be limited, and may not protect you from all losses. Notwithstanding the foregoing, the selection of a guaranteed benefit is not required. If the variable annuity contract you purchased does not include a benefits rider, or if you choose to purchase a variable annuity contract but do not select a benefits rider, your investment will not be protected and you may lose some or all of the value of your investment. In such instances, the contract owner should consider whether a different underlying fund option may be a more appropriate investment in light of his or her own circumstances and financial objectives.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to both variable annuity and variable life insurance policy separate accounts, and to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, the Board of Trustees will monitor any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’s outstanding shares.

NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) (“Exchange”) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

—	New Year’s Day
—	Martin Luther King, Jr. Day
—	Presidents’ Day
—	Good Friday
—	Memorial Day
—	Independence Day
—	Labor Day
—	Thanksgiving Day
—	Christmas Day
—	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUE PRICING

The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. Investments in other registered open-end mutual funds are valued based on the NAV for those mutual funds, which in turn may use fair value pricing. The prospectuses for those underlying mutual funds should explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing. Where such Underlying Fund NAVs or other market-based quotations for a Fund’s assets are either unavailable or deemed by the Adviser to be unreliable, such securities are valued at fair value by the Trustees or persons

INVESTING WITH NATIONWIDE FUNDS (cont.)

acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.

By fair valuing a security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. An Underlying Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the Exchange. The fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)).

Subject to the provisions of the variable insurance contracts, a Fund may delay forwarding the proceeds of your redemption request for up to 7 days after receipt of such redemption request. Such proceeds may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

—	disrupt portfolio management strategies;
—	increase brokerage and other transaction costs and
—	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Funds are intended for investors with relatively long time horizons, because the Funds invest in foreign securities, they may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded.

INVESTING WITH NATIONWIDE FUNDS (cont.)

There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees has adopted the following policies with respect to excessive short-term trading in all classes of the Funds.

Monitoring of Trading Activity

It is difficult for the Funds to monitor short-term trading because the insurance company separate accounts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the limitations described above, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

Restrictions on Transactions

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

—	restrict or reject purchases or exchanges that it or its agents believe constitute excessive trading and
—	reject purchases or exchanges that violate a Fund’s excessive trading policies or its exchange limits.

DISTRIBUTION AND SERVICES PLANS

Because distribution and service fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates (including those that are affiliated with Nationwide) who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliates a maximum annual fee of 0.25% for Class I and Class II shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

For the fiscal year ended December 31, 2013, administrative services fees, expressed as a percentage of the share class’s average daily net assets, were 0.15%, 0.15%, 0.15% and 0.15% for Class II shares of the NVIT Cardinal Managed Growth Fund, NVIT Cardinal Managed Growth & Income Fund, NVIT Investor Destinations Managed Growth Fund and NVIT Investor Destinations Managed Growth & Income Fund, respectively.

For Class I shares, the administrative services fee for the current fiscal year is estimated to be 0.15% for all Funds.

INVESTING WITH NATIONWIDE FUNDS (cont.)

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by:

—	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
—	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract separate accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

—	affiliates of NFA;
—	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
—	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

—	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
—	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

ADDITIONAL INFORMATION ABOUT FEES AND EXPENSES

The fees and expenses in the Fees and Expenses table of each Fund Summary are based on average annual net assets as of the fiscal year ended December 31, 2013, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2013. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to the insurance company separate accounts. Each Fund expects to declare and distribute all of its net investment income, if any, as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Each Fund automatically reinvests any capital gains and income dividends in additional shares of the Fund unless the insurance company has requested in writing to receive such dividends and distributions in cash.

Tax Status

Shares of the Funds must be purchased through separate accounts used to fund variable insurance contracts. As a result, it is anticipated that any income dividends or capital gains distributed by a Fund will be exempt from current taxation by contract holders if left to accumulate within a separate account. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 1/2. Investors should ask their own tax advisors for more information on their tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which shares of the Funds are offered.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

FINANCIAL HIGHLIGHTS: NVIT CARDINALSM MANAGED GROWTH FUND

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years ended December 31, or if a fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	$0.28	$0.71	$0.99	$(0.17)	$(0.09)	$(0.26)	$10.73	9.94%	$228,014,219	0.39%	4.02%	0.69%	0.00%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

FINANCIAL HIGHLIGHTS: NVIT CARDINALSM MANAGED GROWTH & INCOME FUND

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	$0.28	$0.58	$0.86	$(0.17)	$(0.09)	$(0.26)	$10.60	8.66%	$106,038,921	0.42%	4.03%	0.76%	0.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

FINANCIAL HIGHLIGHTS: NVIT INVESTOR DESTINATIONS MANAGED GROWTH FUND

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	$0.38	$0.39	$0.77	$(0.16)	$(0.01)	$(0.17)	$10.60	7.78%	$135,626,393	0.53%	5.54%	0.67%	0.77%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

FINANCIAL HIGHLIGHTS: NVIT INVESTOR DESTINATIONS MANAGED GROWTH & INCOME FUND

Selected Data for Each Share of Capital Outstanding

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	$0.34	$0.36	$0.70	$(0.17)	$(0.03)	$(0.20)	$10.50	7.00%	$79,159,126	0.52%	4.87%	0.72%	1.82%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

APPENDIX

Additional Information about the Underlying Funds

Following are summary descriptions of the Underlying Funds identified on pages 24-25 of this Prospectus. The descriptions are qualified in their entirety by reference to the prospectus and statement of additional information of each Underlying Fund. The following list of eligible Underlying Funds, as applicable, is subject to change at any time and without notice. In addition, Underlying Funds not identified in this Appendix may also be selected by the Adviser at its discretion. Prospectuses for the Underlying Funds should be referred to for more information, including the principal investment strategies and the risks of each Underlying Fund.

U.S. Stocks – Large Cap

NVIT MULTI-MANAGER LARGE CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three portions managed by different subadvisers.

NVIT MULTI-MANAGER LARGE CAP VALUE FUND seeks long-term capital growth by investing in equity securities of large capitalization companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s intrinsic value. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund consists of three portions managed by different subadvisers.

NVIT S&P 500 INDEX FUND seeks long-term capital appreciation by employing a “passive” management, or indexing, approach, designed to match approximately the performance of the S&P 500® Index before the deduction of Fund expenses. The S&P 500® Index includes approximately 500 stocks of large U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500® Index.

NATIONWIDE ZIEGLER EQUITY INCOME FUND seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS. Under normal circumstances the Fund will invest at least 80% of its net assets in equity securities. Under normal market conditions, the Fund may invest up to 20% of its assets in various other instruments, including, but not limited to, American Depositary Receipts, bonds and index futures contracts and index options, including options on futures contracts, and other derivatives. The Fund also may invest up to 10% of its assets in exchange traded funds (“ETFs”) and in options on ETFs. The Fund is permitted to invest more than 25% of the Fund’s net assets in common stocks of companies which operate in the financial services sector.

U.S. Stocks – Mid Cap

NVIT MID CAP INDEX FUND seeks capital appreciation by employing a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes approximately 400 stocks of medium-sized U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400® Index.

NVIT MULTI-MANAGER MID CAP GROWTH FUND seeks long-term capital growth by investing in equity securities of medium-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of companies that are located outside the United States. It may invest in any economic sector and, at times, emphasize one or more particular sectors. The Fund consists of two portions managed by different subadvisers.

NVIT MULTI-MANAGER MID CAP VALUE FUND seeks long-term capital appreciation by investing in equity securities of medium-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s intrinsic value. The Fund may also invest in equity securities of companies that are located outside the United States. The Fund may also emphasize one or more economic sectors. The Fund consists of three portions managed by different subadvisers.

U.S. Stocks – Small Cap

NVIT MULTI-MANAGER SMALL CAP GROWTH FUND seeks capital growth by investing in equity securities of smaller-sized companies, using a growth style of investing. This means that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may also invest in equity securities of small-cap companies that are located outside the United States, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of two portions managed by different subadvisers.

NVIT MULTI-MANAGER SMALL CAP VALUE FUND seeks capital appreciation by investing in equity securities of smaller-sized companies, using a value style of investing. This means that the Fund seeks companies whose stock price may not reflect the company’s intrinsic value. The Fund also invests in stocks that are not well recognized and stocks of special situation companies and turnarounds. The Fund may invest in real estate securities, including real estate investment trusts, and may invest up to 20% of the value of its total assets in equity securities of foreign companies. The Fund may also invest in initial public

APPENDIX (cont.)

offerings of small-cap companies. The Fund consists of two portions managed by different subadvisers.

NVIT MULTI-MANAGER SMALL COMPANY FUND seeks long-term growth of capital by investing in equity securities of smaller sized companies. The Fund may also invest up to 25% of its total assets in equity securities of small-cap companies that are located outside the United States, including those in emerging market countries, and may invest without limit in initial public offerings of small-cap companies. The Fund consists of four portions managed by different subadvisers.

NVIT SMALL CAP INDEX FUND employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000® Index before the deduction of Fund expenses. The Russell 2000® Index is composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000® Index.

International Stocks

NVIT INTERNATIONAL INDEX FUND employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the MSCI EAFE® Index before the deduction of Fund expenses. The MSCI EAFE® Index includes common stocks of larger companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE® Index.

NVIT MULTI-MANAGER INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing in equity securities issued by companies that are located in, or that derive at least 50% of their earnings or revenues from, countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. The Fund employs a growth style of investing, meaning that the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. The Fund may invest in equity securities of companies of any market capitalization, including small-and mid-cap companies, and also may use currency futures and forward foreign currency exchange contracts in order to hedge against international currency exposure. The Fund consists of two portions managed by different subadvisers.

NVIT MULTI-MANAGER INTERNATIONAL VALUE FUND seeks long-term capital appreciation by investing in equity securities of companies located in, headquartered in, or whose securities regularly trade on markets outside the United States, using a value style of investing. Some of these countries may be considered to be emerging market countries. Under normal circumstances, the Fund invests in the securities of companies located or traded in at least six different countries, foreign markets or regions other than the United States. The Fund may invest up to 35% of its net assets in companies located or traded in any one of Australia, Canada, France, Japan, Germany or the United Kingdom. The Fund consists of two portions managed by different subadvisers.

Bonds

NVIT BOND INDEX FUND employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment-grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities and securities of supranational entities, such as the World Bank. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index.

NVIT CORE BOND FUND seeks a high level of current income consistent with preserving capital by investing at least 80% of its net assets in a wide variety of investment grade fixed-income securities, such as corporate bonds, U.S. government securities, and mortgage-backed and asset-backed securities. The Fund may also invest in high yield bonds (i.e., “junk bonds”), as well as foreign corporate and government bonds denominated in U.S. dollars. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations.

NVIT CORE PLUS BOND FUND seeks long-term total return, consistent with reasonable risk, by investing in a diversified portfolio of different types of investment grade fixed-income securities. In contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed-income securities, including corporate bonds and U.S. government securities. The Fund may also invest in mortgage-backed securities, asset-backed securities, fixed-income securities of issuers located outside the United States, foreign government bonds, and high-yield bonds.

NVIT ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations in share value. Under normal market conditions, the Fund invests primarily in investment-grade corporate bonds issued by U.S. or foreign companies, U.S. government securities, mortgage-backed securities and asset-backed securities. The Fund is managed so that its duration will be between 6 months and one year, and will not exceed two years.

NATIONWIDE INFLATION-PROTECTED SECURITIES FUND seeks to provide inflation protection and income consistent with investment in inflation-indexed securities. Most of these

APPENDIX (cont.)

securities are Treasury Inflation Protected Securities, which are inflation-adjusted securities issued by the U.S. Treasury. Nevertheless, this Underlying Fund has the flexibility to invest in other inflation-linked U.S. government securities, as well as inflation-linked securities issued by entities such as domestic and foreign corporations and governments, so long as they are investment grade at the time of their purchase. The Fund may invest in debt securities of any maturity, but is expected to maintain a dollar-weighted average maturity of between 5 and 15 years. The Fund also may invest up to 20% of its net assets in fixed-income securities that are not linked to inflation. These securities may include other debt securities issued by the U.S. government, its agencies or instrumentalities, corporations or other nongovernmental issuers.

NVIT SHORT TERM BOND FUND seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value by investing, under normal circumstances, at least 80% of its net assets in a wide variety of investment grade fixed-income securities, such as corporate bonds, U.S. government securities, mortgage-backed and asset-backed securities and commercial paper. The Fund may also invest in foreign government and corporate bonds that are denominated in U.S. dollars. Any of these securities may pay interest on either a fixed-rate or variable-rate basis. Up to 10% of the Fund’s net assets also may be invested in high-yield bonds (commonly known as “junk bonds”). In choosing securities, the subadviser attempts to identify securities that, in its opinion, offer the best combination of yield, maturity and relative price performance, based on anticipated changes in interest rates and in the price relationships among various types of fixed-income securities. The Fund is managed so that its average portfolio duration generally will not exceed three years.

Information from Nationwide Funds

Please read this Prospectus before you invest, and keep it with your records. This Prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds’ investments:

—	Statement of Additional Information (incorporated by reference into this Prospectus)

—	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

—	Semiannual Reports

To obtain a document free of charge, to request other information about the Funds, or to make inquires to the Funds, call 800-848-6331, visit nationwide.com/mutualfundsnvit or contact your variable insurance provider.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC (the SEC charges a fee to copy any documents except when accessing Fund documents directly on the SEC’s EDGAR database):

—	on the SEC’s EDGAR database via the Internet at www.sec.gov

—	by electronic request to publicinfo@sec.gov

—	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

—	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

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